Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Details of intangible assets
(1)	Details of intangible assets are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Acquisition cost	350,682	1,576	517,224	1,036,445	32,583	4,066	1,942,576
Accumulated amortization	—	(884)	(292,031)	(776,305)	—	—	(1,069,220)
Accumulated impairment losses	—	—	—	(25,993)	(3,253)	—	(29,246)

Net carrying value	350,682	692	225,193	234,147	29,330	4,066	844,110

	December 31, 2020
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Acquisition cost	334,290	1,810	582,998	1,114,615	39,454	6,669	2,079,836
Accumulated amortization	—	(1,101)	(374,125)	(875,636)	—	—	(1,250,862)
Accumulated impairment losses	—	—	—	(33,534)	(3,363)	—	(36,897)

Net carrying value	334,290	709	208,873	205,445	36,091	6,669	792,077

Changes in intangible assets
(2)	Details of changes in intangible assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	108,707	539	77,241	158,218	20,685	153,209	518,599
Acquisitions	—	195	20,935	52,044	5,162	97,067	175,403
Disposal	—	—	—	(4,555)	(2,871)	—	(7,426)
Amortization(*)	—	(172)	(46,045)	(87,941)	—	—	(134,158)
Impairment losses	—	—	—	—	674	—	674
Transfer	—	—	188,189	51,672	—	(239,861)	—
Foreign currencies translation adjustments	46,752	—	—	763	—	—	47,515
Business combination	(1,857)	—	—	(392)	(53)	—	(2,302)
Others	—	—	—	(785)	—	—	(785)

Ending balance	153,602	562	240,320	169,024	23,597	10,415	597,520

(*)	Amortization of other intangible assets amounting to 51,770 million Won is included in other operating expenses.

	For the year ended December 31, 2019
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	153,602	562	240,320	169,024	23,597	10,415	597,520
Acquisitions	—	318	41,373	100,671	4,931	8,754	156,047
Disposal	—	—	—	—	(675)	—	(675)
Amortization(*)	—	(188)	(64,415)	(63,810)	—	—	(128,413)
Impairment losses	—	—	—	(25,858)	(939)	—	(26,797)
Transfer	—	—	7,915	7,188	—	(15,103)	—
Foreign currencies translation adjustments	10,234	—	—	2,292	60	—	12,586
Business combination	186,846	—	—	44,365	2,143	—	233,354
Others	—	—	—	275	213	—	488

Ending balance	350,682	692	225,193	234,147	29,330	4,066	844,110

(*)	Amortization of other intangible assets amounting to 22,317 million Won is included in other operating expenses.

	For the year ended December 31, 2020
	Goodwill	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	350,682	692	225,193	234,147	29,330	4,066	844,110
Acquisitions	—	233	53,273	41,329	5,183	3,197	103,215
Disposal	—	—	—	—	(782)	—	(782)
Amortization(*)	—	(216)	(71,620)	(64,822)	—	—	(136,658)
Impairment losses	—	—	—	(7,692)	(99)	—	(7,791)
Transfer	—	—	428	164	—	(592)	—
Foreign currencies translation adjustments	(16,392)	—	—	(2,208)	(15)	(2)	(18,617)
Business combination	—	—	2,403	4,199	2,079	—	8,681
Others	—	—	(804)	328	395	—	(81)

Ending balance	334,290	709	208,873	205,445	36,091	6,669	792,077

(*)	Amortization of other intangible assets amounting to 11,890 million Won is included in other operating expenses.

Details of allocated goodwill based on each cash-generating unit
1)	Details of allocated goodwill based on each cash-generating unit as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in million):

Cash-generating unit(*1)	December 31, 2019	December 31, 2020
Woori Asset Management Corp.	43,036	43,036
Woori Global Asset Management Co., Ltd.	2,030	2,030
Woori Asset Trust Co., Ltd.	141,780	141,780
PT Bank Woori Saudara Indonesia 1906 Tbk(*2)	106,173	92,831
WB Finance Co., Ltd(*3)	49,374	47,924
Others	8,289	6,689

Total	350,682	334,290

(*1)

Allocated to the cash-generating unit that will benefit from the synergy effect of the business combination, and the cash-generating unit is generally comprised of the operating segment or sub-sectors.

(*2)	The Group has acquired Saudara Bank to expand retail sales in Indonesia, and recognized the goodwill as it is expected to strengthen the competitiveness by securing a local sales network in Indonesia.
(*3)	The Group has acquired VisionFund Cambodia to expand Cambodian retail sales, and recognized goodwill based on the economies of scale and acquired customer base.

Impairment test of allocated goodwill based on each cash-generating unit
2)	Impairment test

The recoverable amount of the cash-generating unit is measured at larger amount among the fair value less costs to sell or the value to use.

The net fair value is calculated by deducting costs of disposal from the amount received from the sale of the cash-generating unit in an arm’s length transaction between the parties with reasonable judgment and willingness to negotiate. In case of difficulty in measuring this amount, the sale amount of a similar cash-generating unit in the past market is calculated by reflecting the characteristics of the cash-generating unit. If reliable information related to fair value less costs to sell is not available, value in use is considered as recoverable amount. Value in use is the present value of future cash flows expected to be generated by the cash-generating unit. Future cash flows are estimated based on the latest financial budget approved by the management, with an estimated period of up to five years. The Group applied 0.0%—1.0% growth rate to estimate future cash flow for the period over five years. The main assumptions used to estimate cash flows are about the size of the market and the share of the group. The appropriate discount rate for discounting future cash flows is the pre-tax discount rate, including assumptions about risk-free interest rates, market risk premium, and systemic risk of cash-generating units. The impairment test, which compares the carrying amount and recoverable amount of the cash-generating unit to which goodwill has been allocated, is conducted every year and every time an impairment sign occurs.

Category	Woori Asset Trust Co., Ltd.	Woori Asset Management Corp.	Woori Global Asset Management Co., Ltd	PT Bank Woori Saudara Indonesia 1906 Tbk	WB Finance Co., Ltd
Discount rate (%)	19.68	15.24	14.89	11.41	16.1
Terminal growth rate (%)	1.0	1.0	1.0	0.0	0.0
Recoverable amount	285,319	129,877	55,346	573,559	196,977
Carrying amount	238,857	126,522	30,475	571,704	142,224

As a result of the impairment test on goodwill, it is determined that the carrying amount of the cash-generating unit to which the goodwill has been allocated will not exceed the recoverable amount.

Sensitivity of the fair value measurement to changes in significant but unobservable inputs used in measuring fair value
3)	Sensitivity analysis

The sensitivity of the fair values of Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Woori Global Asset Management Co., Ltd,, PT Bank Woori Saudara Indonesia 1906 Tbk and WB Finance Co., Ltd to 1.0%p changes in discount rate and terminal growth rate that are significant but unobservable inputs used in measuring fair values is as follows (Unit: Korean Won in millions):

Category		Woori Asset Trust Co., Ltd.	Woori Asset Management Corp.	Woori Global Asset Management Co., Ltd	PT Bank Woori Saudara Indonesia 1906 Tbk	WB Finance Co., Ltd
Discount rate (%)	Increase by 1.0% point	(23,618)	(7,211)	(3,623)	(49,650)	(14,117)
	Decrease by 1.0% point	27,210	8,629	4,393	59,328	16,053
Terminal growth rate (%)	Increase by 1.0% point	13,798	5,033	2,660	38,031	7,904
	Decrease by 1.0% point(*)	(12,008)	(4,221)	(2,203)	—	—

(*)	In the case of PT Bank Woori Saudara Indonesia 1906 Tbk and WB Finance Co., Ltd, declining cases are excluded from the analysis as the permanent growth rate was assumed to be 0%.